Non-financial Assets and Liabilities - Schedule of Available-for-sale Financial Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Available-for-sale Financial Assets [Abstract]
Intellectual property		$ 2,997,592
Available-for-sale financial assets		$ 2,997,592